Victory Funds

Supplement dated March 9, 2018
to the Statement of Additional Information

dated November 1, 2017 (“SAI”)

1.              Effective May 1, 2018, the second to last sentence in the third paragraph under Purchasing Shares— Alternative Sales Arrangements — Class A, C, I, R, R6 and Y Shares on page 45 with respect to Class C shares is hereby replaced with the following:

Class C shares of the Funds will automatically convert to Class A shares under circumstances described in a Fund’s Prospectus. Financial institutions may be permitted to voluntarily exchange Class C shares for a share class with lower expenses under circumstances described in a Fund’s Prospectus.

2.              The following officer is added to the table under “Officers of the Trust” beginning on page 56 of the SAI:

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017). Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (since 2011).

3.              The principal occupation of the following officer on page 57 of the SAI is updated as follows:

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Jay G Baris, 64	Assistant Secretary	December 1997	Partner, Shearman and Sterling LLP (since January 2018); Partner, Morrison & Foerster LLP (prior to January 2018).

4.              The description of the Investment Adviser on page 59 is hereby replaced with the following:

Victory Capital Management Inc. (the “Adviser”), a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds. The Adviser’s principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Subject to the authority of the Board, the Adviser is responsible for the overall management and administration of the Funds’ business affairs. The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing.  The Adviser is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions.  The Adviser is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of December 31, 2017, the Adviser and its affiliates managed assets totaling in excess of $61.7 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

5.              References to Morrison & Foerster LLP on pages 93 and 116 are hereby replaced with Shearman & Sterling LLP, located at 599 Lexington Avenue, New York, NY 10022.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated March 9, 2018
to the Statement of Additional Information dated May 1, 2017,

as revised July 11, 2017 and supplemented July 14, 2017 and November 3, 2017 (“SAI”)

1.              Effective May 1, 2018, the second to last sentence in the third paragraph under Purchasing Shares— Alternative Sales Arrangements — Class A, C, R, R6 and Y Shares on page 36 with respect to Class C shares is hereby replaced with the following:

Class C shares of the Funds will automatically convert to Class A shares under circumstances described in a Fund’s Prospectus. Financial institutions may be permitted to voluntarily exchange Class C shares for a share class with lower expenses under circumstances described in a Fund’s Prospectus.

2.              The following officer is added to the table under “Officers of the Trust” beginning on page 45 of the SAI:

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017). Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (since 2011).

3.              The principal occupation of the following officer on page 45 of the SAI is updated as follows:

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Jay G Baris, 64	Assistant Secretary	December 1997	Partner, Shearman and Sterling LLP (since January 2018); Partner, Morrison & Foerster LLP (prior to January 2018).

4.              The description of the Investment Adviser on page 47 is hereby replaced with the following:

Victory Capital Management Inc. (the “Adviser”), a New York corporation registered as an investment adviser with the SEC, serves as investment adviser to the Funds. The Adviser’s principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Subject to the authority of the Board, the Adviser is responsible for the overall management and administration of the Funds’ business affairs. The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing.  The Adviser is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions.  The Adviser is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of December 31, 2017, the Adviser and its affiliates managed assets totaling in excess of $61.7 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals and mutual funds.

5.              References to Morrison & Foerster LLP on pages 84 and 115 are hereby replaced with Shearman & Sterling LLP, located at 599 Lexington Avenue, New York, NY 10022.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.